Statement of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Income Statement [Abstract]
Products	$ 2,040,360	$ 1,781,206
Services	357,606	274,211
Total Sales	2,397,966	2,055,417
Cost of Goods Sold	1,630,661	1,382,551
Gross Profit	767,305	672,866
Depreciation Expense	43,724	43,181
General and Administrative	1,096,402	899,720
Total Operating Expenses	1,140,126	942,901
Interest Expense	(50,985)	(25,497)
Other Expense	7,673	0
Total Other Expenses	(43,312)	(25,497)
Net Loss	(416,133)	(295,532)
Unrealized Loss on Investments	(73,125)	0
Total Other Comprehensive Loss	(73,125)	0
Net Comprehensive Loss	$ (489,258)	$ (295,532)